Schedule of Other Current Assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 18,964	$ 39,288	$ 29,366
Deferred cost of goods sold	6,760	6,655	19,470
Total	$ 25,724	45,943	158,836
Other receivables			$ 110,000